Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of financial assets and liabilities at fair value on a recurring basis

The table below reflects the level of the inputs used in the Company’s fair value calculation for instruments carried at fair value at (see Note 6):

	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value

March 31, 2016
Derivative liabilities - warrants	$–	$–	$498,168	$498,168
December 31, 2015
Derivative liabilities - warrants	$–	$–	$658,286	$658,286

The lowest priority, referred to as Level 3, is given to unobservable inputs. The table below reflects the level of the inputs used in the Company’s fair value calculation for instruments carried at fair value at (see Note 8):

	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value

December 31, 2015
Derivative liabilities – warrants	$–	$–	$658,286	$658,286

December 31, 2014
Derivative liabilities – warrants	$–	$–	$2,198,162	$2,198,162

Schedule of carrying values and the estimated fair values of debt instruments

The table below reflects the carrying values and the estimated fair values, based on Level 3 inputs, of the Company’s outstanding notes payable, including the related accrued interest, at March 31, 2016:

	Carrying Values	Estimated Fair Values
Senior secured note payable, including accrued interest	$5,026,966	$5,026,966
2014 junior secured notes payable, including accrued interest	3,298,967	3,733,375
2010 junior secured notes payable, including accrued interest	1,087,240	2,476,630

The table below reflects the carrying values and the estimated fair values, based on Level 3 inputs, of the Company’s outstanding notes payable, including the related accrued interest, at December 31, 2015:

	Carrying Value	Estimated Fair Value
Senior secured note payable, including accrued interest	$4,902,331	$4,902,331
2014 junior secured notes payable, including accrued interest	3,543,594	3,845,125
2010 junior secured notes payable, including accrued interest	1,007,270	2,476,630